CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss	$ (32,611)	$ (24,619)	$ (27,330)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities
Depreciation of property and equipment	1,059	1,363	1,512
Amortization of intangible assets	4,167	4,221	4,312
Loss on disposal of property and equipment	32
Gain on bargain purchase	(285)
Allowance for doubtful accounts	92	910	99
Recovery of doubtful debts previously provided for		(40)
Share-based compensation	19,679	5,072	21,244
Fair value (gains)/losses on derivative liabilities		10,190	(3,995)
Fair value loss on convertible notes	4,837
Convertible notes transaction expenses	2,190
Deferred tax	(906)	(714)	(1,021)
Changes in operating assets and liabilities, net
Accounts receivable	(25,514)	(9,816)	(2,330)
Prepayments and other assets	4,380	46	881
Accrued liabilities and other current liabilities	(5,301)	644	284
Deferred revenue	(5,915)	5,750	10,763
Rebates receivables	(2,734)	935	1,392
Prepaid media costs	18,534	(2,491)	(9,617)
Accounts payable	2,693	(5,478)	(2,036)
Income tax payable	187	146	1,935
Net cash used in operating activities	(15,416)	(13,881)	(3,907)
Cash flows from investing activities
Prepayment of property and equipment			(122)
Purchase of property and equipment	(249)	(148)	(884)
Purchase of intangible assets	(120)	(17)	(22)
Decrease/(increase) in short-term investments	(17,427)		1,552
Increase in long-term investment	(503)
(Increase)/decrease in time deposit	25,000	(25,000)
Acquisition of business, net of cash received	1,694
Net cash provided by/(used in) investing activities	8,395	(25,165)	524
Cash flows from financing activities
Proceeds from issuance of Series E convertible redeemable preferred shares			20,000
Proceeds from exercise of share options	656	60	171
Proceeds from bank borrowings	2,229	5,897	8,232
Repayments of bank borrowings	(2,883)	(8,816)	(3,793)
Repayment of amounts due to related parties			(46)
Net proceeds from issuance of ordinary shares upon IPO		28,405
Proceeds from issuance of convertible notes, net of transaction expenses	27,810
Repurchase of ordinary shares	(37)
Net cash provided by financing activities	27,775	25,546	24,564
Net increase/(decrease) in cash and cash equivalents and restricted cash	20,754	(13,500)	21,181
Cash and cash equivalents and restricted cash at the beginning of year	19,401	32,514	11,395
Effect on exchange rate changes on cash and cash equivalents and restricted cash	(327)	387	(62)
Cash and cash equivalents and restricted cash at the end of year	39,828	19,401	32,514
Supplemental disclosure of cash flow information:
Interests paid	(694)	(582)	(713)
Cash refunded/(paid) for income taxes	$ (1,019)	(1,119)	665
Non-cash investing and financing activities:
IPO costs in form of other payables		1,724
Series A Preferred Stock
Non-cash investing and financing activities:
Accretion to redeemable shares redemption value		235	110
Series B Preferred Stock
Non-cash investing and financing activities:
Accretion to redeemable shares redemption value		1,427	662
Redeemable ordinary shares
Non-cash investing and financing activities:
Accretion to redeemable shares redemption value		$ 3,650	$ 1,556